Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2016	$ 137,616,000	$ 18,950,000	$ 118,975,000	$ 19,263,000	$ (17,235,000)	$ (2,337,000)
Beginning balance, shares at Dec. 31, 2016		20,481	8,343,509
Net income	15,872,000			15,872,000
Other comprehensive income (loss)	1,412,000					1,412,000
Reclassification of certain income tax effects from accumulated other comprehensive loss				199,000		(199,000)
Conversion of Series B preferred shares to common shares		$ (1,592,000)	$ 1,592,000
Conversion of Series B preferred shares to common shares, shares		(1,721)	220,108
Common share issuance, net of costs	32,821,000		$ 32,821,000
Common stock issuance, net of costs, shares			1,610,000
Stock-based compensation	426,000		$ 426,000
Stock-based compensation, shares			25,069
Common share dividends ($0.25, $0.32, and $0.42 per share for the year 2017, 2018 and 2019 respectively)	(2,438,000)			(2,438,000)
Preferred share dividends ($65.00 per share)	(1,244,000)			(1,244,000)
Retirement of common stock	(4,000)		$ (4,000)
Retirement of common stock, shares			(211)
Ending balance at Dec. 31, 2017	184,461,000	$ 17,358,000	$ 153,810,000	31,652,000	(17,235,000)	(1,124,000)
Ending balance, shares at Dec. 31, 2017		18,760	10,198,475
Net income	14,139,000			14,139,000
Other comprehensive income (loss)	(50,000)					(50,000)
Change in accounting principle for adoption of ASU 2016-01				278,000		(278,000)
Conversion of Series B preferred shares to common shares		$ (7,994,000)	$ 7,994,000
Conversion of Series B preferred shares to common shares, shares		(8,640)	1,104,735
UCB acquisition	104,669,000		$ 104,669,000
UCB acquisition, shares			4,277,430
Stock-based compensation	428,000		$ 428,000
Stock-based compensation, shares			22,859
Common share dividends ($0.25, $0.32, and $0.42 per share for the year 2017, 2018 and 2019 respectively)	(3,790,000)			(3,790,000)
Preferred share dividends ($65.00 per share)	(959,000)			(959,000)
Ending balance at Dec. 31, 2018	298,898,000	$ 9,364,000	$ 266,901,000	41,320,000	(17,235,000)	(1,452,000)
Ending balance, shares at Dec. 31, 2018		10,120	15,603,499
Net income	33,878,000			33,878,000
Other comprehensive income (loss)	8,326,000					8,326,000
Change in accounting principle for adoption of ASU 2016-01	0
Conversion of Series B preferred shares to common shares	(404,000)	$ (9,364,000)	$ 8,990,000	(30,000)
Conversion of Series B preferred shares to common shares, shares		(10,120)	1,242,683
Stock-based compensation	531,000		$ 531,000
Stock-based compensation, shares			29,560
Common share dividends ($0.25, $0.32, and $0.42 per share for the year 2017, 2018 and 2019 respectively)	(6,547,000)			(6,547,000)
Preferred share dividends ($65.00 per share)	(647,000)			(647,000)
Purchase of treasury stock	(3,909,000)				(3,909,000)
Purchase of treasury stock, shares			(188,200)
Ending balance at Dec. 31, 2019	$ 330,126,000		$ 276,422,000	$ 67,974,000	$ (21,144,000)	$ 6,874,000
Ending balance, shares at Dec. 31, 2019			16,687,542